STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS (Details) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 company	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 RLI Ins.	Dec. 31, 2011 RLI Ins.	Dec. 31, 2010 RLI Ins.	Dec. 31, 2012 Mt. Hawley Insurance Company	Dec. 31, 2012 Insurance subsidiaries	Dec. 31, 2011 Insurance subsidiaries	Dec. 31, 2010 Insurance subsidiaries	Dec. 31, 2012 Common Stock Mt. Hawley Insurance Company
STATUTORY INFORMATION AND DIVIDEND RESTRICTIONS
Number of insurance companies	4
Equity	$ 796,363,000	$ 792,634,000	$ 769,151,000	$ 809,260,000
Remaining unrestricted equity, primarily comprised of investments and cash	112,300,000
Remaining unrestricted equity, liquid assets	35,100,000
Statutory information and dividend restrictions
Authorized control level RBC					90,400,000	89,300,000	81,100,000
Cost basis of RLI stock held by the subsidiary								64,600,000
Selected information for insurance subsidiaries
Consolidated net income, statutory basis									125,672,000	118,922,000	143,091,000
Consolidated surplus, statutory basis					684,100,000	710,200,000	732,400,000		684,072,000	710,186,000	732,379,000	9,100,000
Dividend restriction as percentage of policyholder surplus	10.00%
Ordinary dividends paid					13,000,000		58,000,000
Extraordinary dividend paid after seeking and receiving approval from the Illinois regulatory authorities					$ 125,000,000	$ 150,000,000	$ 150,000,000